Offsets	Sep. 11, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Hercules Sub LLC
Form or Filing Type	S-1
File Number	333-275939
Initial Filing Date	Dec. 07, 2023
Fee Offset Claimed	$ 14,760.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.00001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 100,000,000.00
Termination / Withdrawal Statement	Hornbeck Offshore Services, Inc. (N/K/A Hercules Sub LLC), a wholly owned subsidiary of the Registrant, paid a registration fee of $14,760.00 in connection with the registration of securities pursuant to a registration statement on Form S-1 (File No. 333-275939), which was initially filed with the SEC on December 7, 2023 and most recently amended on January 13, 2026 (the "Prior Registration Statement"). The Prior Registration Statement utilized an estimate of the proposed maximum aggregate offering price of the shares of common stock to be sold by the registrant solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) of the Securities Act. The Prior Registration Statement was not declared effective by the SEC, and no securities were issued or sold thereunder. The Prior Registration Statement was withdrawn by filing a Form RW on September 1, 2026. In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon the initial filing of this Registration Statement is offset by $14,760.00.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Hercules Sub LLC
Form or Filing Type	S-1
File Number	333-275939
Filing Date	Dec. 07, 2023
Fee Paid with Fee Offset Source	$ 14,760.00